SCHEDULE OF WEIGHTED-AVERAGE LEASE TERMS AND DISCOUNT RATES (Details)	Dec. 31, 2025	Dec. 31, 2024
Leases
Operating lease, weighted average remaining lease term	5 years 9 months 18 days	6 years 9 months 18 days
Operating lease, weighted average discount rate, percent	5.25%	5.25%